Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 22, 2023
TO THE SUMMARY PROSPECTUS and STATUTORY PROSPECTUS
DATED AUGUST 31, 2023
AS AMENDED TO DATE
OF
MORNINGSTAR FUNDS TRUST
(THE “TRUST”)
Morningstar Global Income Fund
(the “Fund”)
This supplement revises the Fund’s Summary Prospectus and Statutory Prospectus, each dated August 31, 2023, as amended to date, and should be read in conjunction with such Summary Prospectus and Statutory Prospectus.
Restated Average Annual Total Return Table
I.
This Supplement provides corrected information regarding the average annual total returns of the Morningstar Global Income Blended Index. The Average Annual Total Returns table is hereby replaced in its entirety with the following:

Average Annual Total Return (For the period ended December 31, 2022)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	-11.16%	3.61%
Return After Taxes on Distributions	-13.26%	1.68%
Return After Taxes on Distributions and Sale of Fund Shares	-5.72%	2.43%
Morningstar Global Income Blended Index[1] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	-16.98%	3.10%
[1]
The Morningstar Global Income Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.

Morningstar Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 22, 2023
TO THE SUMMARY PROSPECTUS and STATUTORY PROSPECTUS
DATED AUGUST 31, 2023
AS AMENDED TO DATE
OF
MORNINGSTAR FUNDS TRUST
(THE “TRUST”)
Morningstar Global Income Fund
(the “Fund”)
This supplement revises the Fund’s Summary Prospectus and Statutory Prospectus, each dated August 31, 2023, as amended to date, and should be read in conjunction with such Summary Prospectus and Statutory Prospectus.
Restated Average Annual Total Return Table
I.
This Supplement provides corrected information regarding the average annual total returns of the Morningstar Global Income Blended Index. The Average Annual Total Returns table is hereby replaced in its entirety with the following:

Average Annual Total Return (For the period ended December 31, 2022)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	-11.16%	3.61%
Return After Taxes on Distributions	-13.26%	1.68%
Return After Taxes on Distributions and Sale of Fund Shares	-5.72%	2.43%
Morningstar Global Income Blended Index[1] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	-16.98%	3.10%
[1]
The Morningstar Global Income Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31,2022)
Morningstar Global Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2018
Morningstar Global Income Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2018
Morningstar Global Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2018
Morningstar Global Income Fund | Morningstar Global Income Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.98%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2018	[1]

[1]	The Morningstar Global Income Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.